Segmented Information - Schedule of Segment Information for Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	$ 386,921	$ 201,898
Long-term prepaids and deposits	2,099	1,634
Reclamation deposits	4,263	4,409
Other investments	17,277	46,254
Investment in associates	46,016	49,426
Investment properties	511	463
Plant and equipment	93,793	79,898
Mineral rights and properties	586,982	318,833
Long-term receivables	1,079
Total Assets	1,138,941	702,815
Current liabilities	76,562	47,154
Long-term portion of lease obligation	1,053	1,102
Long-term portion of convertible notes	108,193
Derivative liabilities	50,768
Deferred income tax assets	59,338	51,108
Environmental rehabilitation	9,639	6,442
Total liabilities	305,553	105,806
Non-controlling interests	130,660	89,754
Ying Mining District [Member]
Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	132,782	91,777
Long-term prepaids and deposits	1,782	1,104
Reclamation deposits	1,183	1,370
Other investments		63
Investment in associates
Investment properties	511	463
Plant and equipment	76,248	61,350
Mineral rights and properties	294,310	264,903
Long-term receivables
Total Assets	506,816	421,030
Current liabilities	59,624	38,271
Long-term portion of lease obligation
Long-term portion of convertible notes
Derivative liabilities
Deferred income tax assets	53,076	50,001
Environmental rehabilitation	7,212	4,000
Total liabilities	119,912	92,272
Non-controlling interests	98,104	88,166
GC Mine [Member]
Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	17,376	9,272
Long-term prepaids and deposits	225	129
Reclamation deposits	3,073	3,032
Other investments
Investment in associates
Investment properties
Plant and equipment	12,600	13,648
Mineral rights and properties	38,321	34,409
Long-term receivables
Total Assets	71,595	60,490
Current liabilities	5,858	5,621
Long-term portion of lease obligation
Long-term portion of convertible notes
Derivative liabilities
Deferred income tax assets	2,925	133
Environmental rehabilitation	1,480	1,486
Total liabilities	10,263	7,240
Non-controlling interests	(179)	(262)
El Domo [Member]
Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	27,021
Long-term prepaids and deposits
Reclamation deposits
Other investments
Investment in associates
Investment properties
Plant and equipment	499
Mineral rights and properties	208,180
Long-term receivables	1,079
Total Assets	236,779
Current liabilities	4,121
Long-term portion of lease obligation	182
Long-term portion of convertible notes
Derivative liabilities
Deferred income tax assets
Environmental rehabilitation
Total liabilities	4,303
Non-controlling interests	31,327
Condor [Member]
Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	1,704
Long-term prepaids and deposits
Reclamation deposits
Other investments
Investment in associates
Investment properties
Plant and equipment	133
Mineral rights and properties	26,220
Long-term receivables
Total Assets	28,057
Current liabilities	180
Long-term portion of lease obligation
Long-term portion of convertible notes
Derivative liabilities
Deferred income tax assets
Environmental rehabilitation
Total liabilities	180
Non-controlling interests	(403)
Other [Member]
Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	208,038	100,849
Long-term prepaids and deposits	92	401
Reclamation deposits	7	7
Other investments	17,277	46,191
Investment in associates	46,016	49,426
Investment properties
Plant and equipment	4,313	4,900
Mineral rights and properties	19,951	19,521
Long-term receivables
Total Assets	295,694	221,295
Current liabilities	6,779	3,262
Long-term portion of lease obligation	871	1,102
Long-term portion of convertible notes	108,193
Derivative liabilities	50,768
Deferred income tax assets	3,337	974
Environmental rehabilitation	947	956
Total liabilities	170,895	6,294
Non-controlling interests	$ 1,811	$ 1,850